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                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
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            ON THE FORM 13F FILED ON FEBRUARY 14, 2000 PURSUANT TO A
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                   REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
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                WHICH THAT REQUEST WAS DENIED ON JANUARY 19, 2001
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
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Check here if Amendment [X]; Amendment Number: 1
                                               -
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenway Partners, L.P.
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Address: 277 Park Avenue
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         27th Floor
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         New York, New York 10172
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Form 13F File Number:  28-4712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gary K. Duberstein
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Title:            Managing Director
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Phone:            (212) 350-5100
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Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein            New York, New York          January 24, 2001
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    [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
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Form 13F Information Table Entry Total:                2
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Form 13F Information Table Value Total:              $6,255
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                                                   (thousands)


List of Other Included Managers:

                                      NONE

                                    FORM 13F

Page 1 of 1         Name of Reporting Manager:  Greenway Partners, LP
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                                                                                           Item 6: Investment Discretion
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Item 1:                   Item 2:      Item 3:        Item 4: Fair     Item 5:  Shares or                (b)           (c)
Name of Issuer            Title of     CUSIP          Market Value     Principal Amount                  Shared- As    Shared- Other
                          Class        Number                                              (a) Sole      Defined in
                                                                                                         Instr. V
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Brunswick Corp.           COM          117043109      4,499,000        202,200             202,200
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Heilig-Meyers Co.         COM          422893107      1,756,000        638,600             638,600
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COLUMN TOTALS (Page)                                  6,255,000
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** TABLE CONTINUED **

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                                        Item 8: Voting Authority (Shares)
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Item 1:                    Item 7:
Name of Issuer             Manag-
                           ers  See     (a) Sole       (b) Shared    (c) None
                           Instr. V
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Brunswick Corp.                         202,200
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Heilig-Meyers Co.                       638,600
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COLUMN TOTALS (Page)
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